Taxes (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current income tax	$ (16,508)	$ (1,571)	$ (633)
Deferred income tax	13,738	(33,969)	(15,539)
Minimum presumed income tax	0	0	(333)
Income tax from continuing operations	$ (2,770)	$ (35,540)	$ (16,505)